<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     6/30/2012

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 402
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		August 6, 2012

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Blackrock Advisors file number 028-04295
Columbia Partners file number 028-05386
Guardian Investment Management 028-12111
Invesco AIM Capital Mgt file number 028-11293
Lazard Asset Management 028-10469
McDonnell Investment Management file number 028-10377
Merrill Lynch - London Dividend 028-00791
Parametric Portfolio Assoc 028-04558
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alliqua, Inc.                  COM                               3    50000 SH       Sole                                      50000
AT&T Inc.                      COM              00206R102      486    13624 SH       Sole                                      13624
Autonation Inc. Com            COM              05329W102    16091   456083 SH       Sole                                     456083
Bank of America Corp           COM              060505104      184    22467 SH       Sole                                      22467
Berkshire Hath Hld B           COM              846707024      454     5450 SH       Sole                                       5450
Berkshire Hathawy Cla A        COM              084990175     1499     1200 SH       Sole                                       1200
Blackrock Enhanced Equity Divi COM              09251a104    11474  1584836 SH       Sole                                    1584836
Bristol Myers Squibb Com       COM              110122108      403    11210 SH       Sole                                      11210
California Republic Bank       COM              130569106      217    22500 SH       Sole                                      22500
Chevron Corp                   COM              166764100      778     7376 SH       Sole                                       7376
Chipotle Mex Grill             COM              169656105      760     2000 SH       Sole                                       2000
Cyalume Tech Hldgs             COM              232429100      750   300000 SH       Sole                                     300000
Cyalume Tech Warrants          COM              232429118        0   199006 SH       Sole                                     199006
Dominion Res Inc. New Va       COM              25746u109      289     5354 SH       Sole                                       5354
Du Pont E I De Nemours         COM              263534109      474     9382 SH       Sole                                       9382
Duke Energy Corp New           COM              26441c204     3234   140256 SH       Sole                                     140256
Eni S P A Sponsored Adr        COM              26874r108      213     5000 SH       Sole                                       5000
Exxon Mobil Corp               COM              30231G102      825     9641 SH       Sole                                       9641
Facebook, Inc.                 COM              30303m102      311    10000 SH       Sole                                      10000
General Electric               COM              369604103      448    21503 SH       Sole                                      21503
InspireMD, Inc.                COM                              33    31500 SH       Sole                                      31500
Johnson And Johnson Com        COM              478160104      303     4479 SH       Sole                                       4479
JP Morgan Chase & Co           COM              46625H100     3002    84024 SH       Sole                                      84024
Kimberly Clark                 COM              494368103      608     7260 SH       Sole                                       7260
Kraft Foods Inc. Va Cl A       COM              50075n104      232     6000 SH       Sole                                       6000
Linn Energy, LLC               COM              536020100      952    25000 SH       Sole                                      25000
McDonald's Corp.               COM              580135101      333     3758 SH       Sole                                       3758
Microsoft Corp                 COM              594918104      787    25737 SH       Sole                                      25737
Natural Res Ptnrs LP           COM              63900P103      288    13000 SH       Sole                                      13000
Nestle S A Rep Rg Sh Adr       COM              641069406      269     4500 SH       Sole                                       4500
NextEra Energy, Inc.           COM              302571104     7431   107986 SH       Sole                                     107986
Parke Bancorp Inc.             COM                              67    12875 SH       Sole                                      12875
Pennsylvania Rl Est Tr Sh Ben  COM              709102107     2651   177000 SH       Sole                                     177000
Pfizer Inc. Del                COM              717081103      204     8882 SH       Sole                                       8882
Procter & Gamble Co            COM              742718109      430     7025 SH       Sole                                       7025
Republic Services Inc.         COM              760759100     5514   208377 SH       Sole                                     208377
Resaca Exploitation Inc        COM              76083g302       76   122738 SH       Sole                                     122738
SPDR Tr Unit Ser 1             COM              78462F103      206     1515 SH       Sole                                       1515
Spectra Energy Corp            COM              847560109     1995    68637 SH       Sole                                      68637
Strategic Diagnostics Inc.     COM              862700101     1127   939499 SH       Sole                                     939499
Swisher Hygiene, Inc.          COM              870808102      251   100000 SH       Sole                                     100000
Team Health Holdings, Inc.     COM              87817a107     6611   274438 SH       Sole                                     274438
The Blackstone Group L.P.      COM              09253U108      400    30620 SH       Sole                                      30620
Travelers Cos Inc.             COM              89417e109      275     4302 SH       Sole                                       4302
United Parcel Svc Cl B         COM              911312106      323     4100 SH       Sole                                       4100
Vanguard Growth ETF            COM              922908736    20600   302900 SH       Sole                                     302900
Vanguard Value ETF             COM              922908744    13645   243918 SH       Sole                                     243918
Verizon Communications Inc.    COM              92343v104      336     7564 SH       Sole                                       7564
Wal-Mart Stores Inc.           COM              931142103      566     8122 SH       Sole                                       8122
Waste Management Inc.          COM              94106L109      401    12000 SH       Sole                                      12000
Wisconsin Energy Corp          COM              976657106      356     9000 SH       Sole                                       9000